ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

8.           ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,	December 31,
	2020	2021
	RMB	RMB

User traffic direction fees	201,041	472,269
Payable to funding partners (1)	163,234	422,423
Accrued payroll and welfare	144,784	409,216
Payable for third-party service fee	196,718	298,411
Payable to shareholder of non-controlling interests (2)	—	296,617
Dividend payable(3)	—	276,991
Lease liability	28,528	25,779
Others	75,456	56,623
Total	809,761	2,258,329
(1)Payable to funding partners mainly include amounts collected from the borrowers but have not been transferred to the funding partners due to holiday breaks.
(2)Payable to shareholder of non-controlling interests mainly includes loans from non-controlling shareholder of Shanghai Changfeng Investment (Group) Co., Ltd.( “Changfeng”) to acquire land use right.
(3)All dividends has been paid in January 2022.